Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The disclosures made in the registrant’s Form 8-K filed on November 29, 2022, are incorporated herein by reference. (b) On December 27, 2022, the registrant engaged BF Borgers CPA, PC (“Borgers”) as its principal accountant to audit the registrant’s financial statements. During the registrant’s two most recent fiscal years, and any subsequent interim period prior to engaging Borgers, neither the registrant nor anyone acting on its behalf consulted with Borgers regarding (i) either the application of any accounting principles to a specific completed or contemplated transaction of the registrant, or the type of audit opinion that might be rendered by Borgers on the registrant’s financial statements; or (ii) any matter that was either the subject of any disagreement with the registrant’s former independent auditor, L&L CPAs, PA, or any reportable event with respect to L&L CPAs, PA.
Document Period End Date	Nov. 22, 2022
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6700 Woodlands Parkway,
Entity Address, Address Line Two	Ste. 230
Entity Address, Address Line Three	#331
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77382
City Area Code	(303)
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false